Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Net loss attributable to common stockholders, diluted	(19,158,148)	(3,808,172)	(104,221,432)	(34,518,601)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (1.20)	$ (0.49)	$ (1,076.28)	$ (539.42)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, diluted	16,004,795	7,747,665	96,835.154	63,992.300
Kludein I Acquisition Corp. | Class A Common Stock
Net loss per share attributable to common stockholders, diluted (in Dollars per share)			$ 0.28	$ (0.02)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, diluted			13,930,350	16,776,099
Kludein I Acquisition Corp. | Class B Common Stock
Net loss per share attributable to common stockholders, diluted (in Dollars per share)			$ 0.28	$ (0.02)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, diluted			4,312,500	4,297,047